Stockholders' Equity - Stock-based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Share Based Compensation Expense [Line Items]
Stock-based compensation expense			$ 309,959	$ 16,918	$ 29,747	$ 35,443	$ 32,664
Cost of revenue
Share Based Compensation Expense [Line Items]
Stock-based compensation expense					1,887	2,211	2,371
Sales and marketing
Share Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 16,791	$ 2,883	129,272	5,588	9,386	11,187	10,617
Research and development
Share Based Compensation Expense [Line Items]
Stock-based compensation expense	7,359	1,288	54,627	2,679	4,896	10,161	8,221
General and administrative
Share Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 11,605	$ 3,856	$ 95,650	$ 7,693	$ 13,578	$ 11,884	$ 11,455